Document and Entity Information	Mar. 23, 2022
Cover [Abstract]
Entity Registrant Name	EMCLAIRE FINANCIAL CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000858800
Document Type	8-K
Document Period End Date	Mar. 23, 2022
Entity Incorporation State Country Code	PA
Entity File Number	001-34527
Entity Tax Identification Number	25-1606091
Entity Address, Address Line One	612 Main Street
Entity Address, City or Town	Emlenton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16373
City Area Code	(724)
Local Phone Number	867-2311
Security 12b Title	Common Stock, par value $1.25 per share
Trading Symbol	EMCF
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false